AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS
Schedule of available-for-sale financial investments

	December 31,	December 31,
	2016	2017
Non current portion
Stated at fair value
Listed equity investments	93,893	9,701
Other unlisted investments (Note)	—	1,848,000
	93,893	1,857,701
Stated at cost
Unlisted equity investments	73,211	73,211
Less: provision for impairment	(2,711)	(2,711)
	70,500	70,500
	164,393	1,928,201